Interest income and expense	9 Months Ended
Jul. 31, 2022
Text Block [Abstract]
Interest income and expense
17.	Interest income and expense

	For the three months ended												For the nine months ended
	July 31, 2022				April 30, 2022				July 31, 2021				July 31, 2022				July 31, 2021
($ millions)	Interest income		Interest expense		Interest income		Interest expense		Interest income		Interest expense		Interest income		Interest expense		Interest income		Interest expense
Measured at amortized cost (1)	$8,174		$4,169		$6,654		$2,581		$5,818		$1,828		$20,978		$8,819		$17,927		$5,916
Measured at FVOCI (1)	450		–		261		–		171		–		892		–		540		–
	8,624		4,169		6,915		2,581		5,989		1,828		21,870		8,819		18,467		5,916
Other	261	(2)	40	(3)	177	(2)	38	(3)	112	(2)	56	(3)	570	(2)	128	(3)	333	(2)	140	(3)
Total	$8,885		$4,209		$7,092		$2,619		$6,101		$1,884		$22,440		$8,947		$18,800		$6,056
(1)	The interest income/expense on financial assets/liabilities are calculated using the effective interest method.
(2)	Includes dividend income on equity securities.
(3)
Includes interest on lease liabilities for the three months ended July 31, 2022 – $27 (April 30, 2022 – $26; July 31, 2021 – $26) and for the nine months ended July 31, 2022 – $80 (July 31, 2021 – $80).